WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	September 30, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 81.0% (a)
Communication Services - 12.0%
Activision Blizzard, Inc.	1,786	$138,219
Alphabet, Inc. - Class C (b)	3,861	10,290,762
Alphabet, Inc. - Class C (b)	2,096	5,603,698
Doordash, Inc. - Class A (b)	588	121,116
Electronic Arts, Inc.	1,161	165,152
Expedia Group, Inc. (b)	4,008	656,911
Facebook, Inc. - Class A (b)	26,307	8,928,333
Netflix, Inc. (b)	848	517,568
Nexstar Media Group, Inc. - Class A	2,458	373,518
Playtika Holding Corp. (b)	5,631	155,585
Roku, Inc. (b)	3,428	1,074,164
Snap, Inc. - Class A (b)	26,400	1,950,168
Take-Two Interactive Software, Inc. (b)	878	135,273
The Trade Desk, Inc. - Class A (b)	1,215	85,414
The Walt Disney Co. (b)	14,653	2,478,848
Uber Technologies, Inc. (b)	19,924	892,595
		33,567,324
Consumer Discretionary - 15.1%
Alibaba Group Holding Ltd. ADR (b)	16,253	2,406,257
Amazon.com, Inc. (b)	4,862	15,971,864
AutoZone, Inc. (b)	37	62,826
Bath & Body Works, Inc.	1,469	92,591
Boyd Gaming Corp. (b)	4,141	261,960
Burlington Stores, Inc. (b)	576	163,336
Carvana Co. (b)	1,089	328,377
Domino's Pizza, Inc.	400	190,784
Draftkings, Inc. - Class A (b)	7,539	363,078
Genius Sports Ltd. (b)	67,970	1,268,320
Leslie's, Inc. (b)	4,048	83,146
Lithia Motors, Inc. - Class A	4,098	1,299,230
Live Nation Entertainment, Inc. (b)	11,822	1,077,339
Lowe's Cos., Inc.	3,712	753,016
Lululemon Athletica, Inc. (b)	957	387,298
Mattel, Inc. (b)	16,751	310,899
Mgm Resorts International	30,298	1,307,359
Nike, Inc.	10,639	1,545,102
O'Reilly Automotive, Inc. (b)	419	256,034
Pool Corp.	1,418	615,993
RH (b)	146	97,369
Ross Stores, Inc.	1,237	134,647
Sea Ltd. (b)	3,523	1,122,886
Starbucks Corp.	31,965	3,526,059
Target Corp.	1,024	234,260
Tesla, Inc. (b)	5,730	4,443,500
The Home Depot, Inc.	2,920	958,519
The TJX Cos., Inc.	8,557	564,591
Ulta Beauty, Inc. (b)	1,645	593,713
Victoria's Secret & Co. (b)	489	27,022
Wayfair, Inc. - Class A (b)	101	25,807
Williams-Sonoma, Inc.	47	8,335
Wynn Resorts Ltd. (b)	1,233	104,497
Yum China Holdings, Inc.	10,854	630,726
Yum! Brands, Inc.	8,928	1,091,984
		42,308,724
Consumer Staples - 1.6%
Costco Wholesale Corp.	762	342,405
Colgate-Palmolive Co.	11,986	905,902
Monster Beverage Corp. (b)	28,152	2,500,742
PepsiCo, Inc.	279	41,964
Sysco Corp.	531	41,683
The Coca-Cola Co.	3,170	166,330
US Foods Holding Corp. (b)	14,260	494,252
		4,493,278
Energy - 0.8%
Equitrans Midstream Corp.	9,105	92,325
Schlumberger NV	39,503	1,170,869
Solaredge Technologies, Inc. (b)	3,864	1,024,810
		2,288,004
Financials - 1.7%
Alleghany Corp. (b)	54	33,718
American Express Co.	1,837	307,753
Apollo Global Management, Inc.	2,987	183,969
Cboe Global Markets, Inc.	3,541	438,588
Everest Re Group Ltd.	1,747	438,113
LPL Financial Holdings, Inc.	211	33,077
Marsh & Mclennan Cos, Inc.	614	92,978
Morgan Stanley	6,278	610,912
SEI Investments Co.	17,287	1,025,119
Signature Bank	4,583	1,247,859
SLM Corp.	8,487	149,371
Synchrony Financial	2,039	99,666
		4,661,123
Health Care - 8.8%
Abbott Laboratories	291	34,376
Abbvie, Inc.	3,550	382,938
Abiomed, Inc. (b)	74	24,088
Agilent Technologies, Inc.	1,895	298,519
Align Technology, Inc. (b)	1,737	1,155,852
Amgen, Inc.	113	24,029
Avantor, Inc. (b)	2,742	112,148
Baxter International, Inc.	386	31,046
Catalent, Inc. (b)	8,888	1,182,726
Chemed Corp	76	35,349
Danaher Corp.	6,098	1,856,475
Dexcom, Inc. (b)	1,380	754,667
Edwards Lifesciences Corp. (b)	346	39,171
Encompass Health Corp.	2,572	193,003
HCA Healthcare, Inc.	1,741	422,576
Humana, Inc.	333	129,587
IDEXX Laboratories, Inc. (b)	411	255,601
Illumina, Inc. (b)	5,355	2,172,042
Intuitive Surgical, Inc. (b)	1,318	1,310,290
IQVIA Holdings, Inc. (b)	921	220,616
Johnson & Johnson	709	114,503
Mckesson Corp.	284	56,624
Medtronic PLC	8,144	1,020,850
Mettler-Toledo International, Inc. (b)	68	93,660
Moderna, Inc. (b)	771	296,727
Molina Healthcare, Inc. (b)	950	257,744
Natera, Inc. (b)	3,207	357,388
Novartis Ag ADR	25,875	2,116,058
Novo Nordisk A/S ADR	8,174	784,786
Regeneron Pharmaceuticals, Inc. (b)	3,583	2,168,360
Repligen Corp. (b)	769	222,233
Resmed, Inc.	398	104,893
Roche Holding Ag ADR	39,583	1,799,839
Seagen, Inc. (b)	236	40,073
Thermo Fisher Scientific, Inc.	575	328,515
Unitedhealth Group, Inc.	4,415	1,725,117
Vertex Pharmaceuticals, Inc. (b)	10,197	1,849,634
Waters Corp. (b)	1,562	558,103
Zoetis, Inc.	941	182,686
		24,712,892
Industrials - 4.7%
3M Co.	159	27,892
Booz Allen Hamilton Holding Corp.	2,473	196,233
Cintas Corp	1,553	591,165
Deere & Co.	5,797	1,942,401
Eaton Corp. PLC	9,288	1,386,791
Expeditors International Of Washington, Inc.	13,841	1,648,878
GXO Logistics, Inc. (b)	276	21,649
Illinois Tool Works, Inc.	829	171,296
Landstar System, Inc.	964	152,138
Lockheed Martin Corp.	98	33,820
Old Dominion Freight Line, Inc.	1,916	547,938
Robert Half International, Inc.	689	69,127
Textron, Inc.	17,491	1,221,047
The Boeing Co. (b)	14,403	3,167,796
Transdigm Group, Inc. (b)	2,558	1,597,650
Union Pacific Corp.	1,966	385,356
WW Grainger, Inc.	112	44,023
		13,205,200
Information Technology - 36.1%
Accenture PLC - Class A	3,084	986,633
Adobe, Inc. (b)	7,816	4,499,828
Advanced Micro Devices, Inc. (b)	20,898	2,150,404
Allegro Microsystems, Inc. (b)	1,073	34,293
Analog Devices, Inc.	342	57,278
Apple, Inc.	85,039	12,033,019
Applied Materials, Inc.	19,806	2,549,626
Arista Networks, Inc. (b)	1,805	620,270
Atlassian Corp. PLC (b)	692	270,863
Autodesk, Inc. (b)	12,300	3,507,591
Automatic Data Processing, Inc.	2,739	547,581
Bill.com Holdings, Inc. (b)	3,338	891,079
Broadcom, Inc.	917	444,681
Brooks Automation, Inc.	384	39,302
CDW Corp	985	179,290
Cerner Corp	9,104	642,014
Cisco Systems, Inc.	25,441	1,384,754
Cognizant Technology Solutions Corp. - Class A	2,479	183,967
Crowdstrike Holdings, Inc. - Class A (b)	2,875	706,618
Datadog, Inc. (b)	2,111	298,390
Dell Technologies, Inc. - Class C (b)	2,071	215,467
DocuSign, Inc. (b)	2,273	585,138
Dynatrace, Inc. (b)	6,526	463,150
Epam Systems, Inc. (b)	411	234,467
FactSet Research Systems, Inc.	3,062	1,208,816
Fair Isaac Corp. (b)	444	176,681
Five9, Inc. (b)	2,761	441,042
Fortinet, Inc. (b)	988	288,536
Gartner, Inc. (b)	1,860	565,217
Genpact Ltd.	572	27,176
HP, Inc.	6,362	174,064
Hubspot, Inc. (b)	316	213,644
Intuit, Inc.	2,900	1,564,579
KLA Corp.	1,291	431,852
Manhattan Associates, Inc. (b)	1,237	189,298
Mastercard, Inc. - Class A	2,635	916,137
Microsoft Corp.	69,046	19,465,448
Monolithic Power Systems, Inc.	524	253,972
MSCI, Inc.	100	60,834
Nvidia Corp.	43,027	8,913,473
NXP Semiconductors Nv	1,755	343,752
Oracle Corp.	40,562	3,534,167
Palo Alto Networks, Inc. (b)	479	229,441
Paypal Holdings, Inc. (b)	11,620	3,023,640
Qualcomm, Inc.	32,882	4,241,120
S&P Global, Inc.	3,636	1,544,900
salesforce.com, Inc. (b)	21,677	5,879,236
Servicenow, Inc. (b)	1,182	735,523
Shopify, Inc. - Class A (b)	647	877,190
Skyworks Solutions, Inc.	1,151	189,662
Snowflake, Inc. (b)	1,188	359,287
Square, Inc. - Class A (b)	884	212,019
Teradata Corp. (b)	1,287	73,809
Texas Instruments, Inc.	544	104,562
Twilio, Inc. - Class A (b)	3,269	1,042,974
Universal Display Corp.	881	150,616
Veeva Systems, Inc. - Class A (b)	740	213,246
Visa, Inc.	37,634	8,382,974
Workday, Inc. (b)	4,957	1,238,705
Zoom Video Communications, Inc. - Class A (b)	1,645	430,168
Zscaler, Inc. (b)	138	36,186
		101,259,649
Materials - 0.0% (c)
The Chemours Co.	1,700	49,402
Real Estate - 0.2%
CBRE Group, Inc. - Class A (b)	3,744	364,516
Simon Property Group, Inc.	1,433	186,247
		550,763
Total Common Stocks (Cost $114,293,603)		227,096,359

	Par Value
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Notes - 0.3%
0.125%, due 05/31/23 (d)	$119,000	118,814
0.125%, due 08/31/23 (d)	33,000	32,912
0.250%, due 06/15/24 (d)	172,000	171,033
0.250%, due 10/31/25 (d)	55,000	53,745
0.750%, due 08/31/26 (d)	159,000	157,311
1.125%, due 02/15/31 (d)(e)	7,000	6,781
1.625%, due 05/15/31 (d)	218,000	220,589
1.250%, due 08/15/31 (d)	89,000	86,858
Total U.S. Treasury Obligations (Cost $855,345)		848,043

AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.1%
Federal Home Loan Mortgage Corp. - 0.0% (c)
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-123, 0.866%, due 12/25/30 (d)(f)	1,398,847	85,128

Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.810%, due 03/25/30 (d)(f)	459,909	57,220
Series K-1501, 0.537%, due 04/25/30 (d)(f)	2,578,165	68,345
Series K-110, 1.814%, due 04/25/30 (d)(f)	399,287	49,113
Series K-118, 1.054%, due 09/25/30 (d)(f)	998,200	74,158
		248,836
Total Agency Mortgage-Backed Obligations (Cost $297,944)		333,964

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.9%
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 0.806%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (d)(g)(h)	180,000	179,438
BBCMS 2020-BID Mortgage Trust
Series 2020-BID, 2.224%, due 10/15/37 (1 Month U.S. LIBOR + 2.140%) (d)(g)(h)	170,000	170,400
BBCMS 2021-AGW Mortgage Trust
Series 2021-AGW, 1.334%, due 06/16/36 (1 Month U.S. LIBOR + 1.250%) (d)(g)(h)	300,000	299,906
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.484%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (d)(g)(h)	100,000	100,040
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51 (d)(f)(g)	491,611	492,187
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.180%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (d)(g)(h)	170,000	170,000
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (d)(g)	180,000	187,374
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (d)(g)	130,000	135,245
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (d)(f)(g)	79,639	80,979
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48 (d)(f)(g)	175,185	178,342
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (d)(f)(g)	26,314	26,744
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (d)(f)(g)	5,685	5,693
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (d)(f)(g)	151,851	155,199
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (d)(f)(g)	134,339	136,846
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51 (d)(f)(g)	291,114	291,455
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (d)(f)(g)	82,805	83,680
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.235%, due 07/17/45 (d)(f)	163,000	169,809
KREST Commercial Mortgage Securities Trust 2021-CHIP
Series C, 3.024%, due 11/05/44 (d)(f)(g)	275,000	274,671
Mello Warehouse Securitization Trust 2020-1
Series 2020-1, 1.236%, due 10/27/53 (1 Month U.S. LIBOR + (d)50%) (d)(g)(h)	100,000	100,772
PFMT 2021-J1 A10
2.000%, due 12/31/49 (f)(g)(i)	100,000	94,741
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 1.836%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (d)(g)(h)	350,000	349,891
Sequoia Mortgage Trust 2016-3
Series 2016-3, 3.000%, due 11/25/46 (d)(f)(g)	63,883	64,012
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49 (d)(f)(g)	23,774	24,103
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 10/25/49 (d)(f)(g)	18,934	19,279
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (d)(f)(g)	200,000	201,052
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (d)(f)(g)	350,000	349,610
Shellpoint Co-Originator Trust 2016-1
Series 2016-1, 3.500%, due 11/25/46 (d)(f)(g)	23,910	23,925
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/15/41 (d)(g)	190,000	196,638
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series A, 1.284%, due 05/15/31 (1 Month U.S. LIBOR + 1.200%) (d)(g)(h)	200,000	200,729
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (1 Month U.S. LIBOR + 0.000%) (d)(f)(g)	177,350	179,727
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (d)(f)	180,000	187,328
Total Non-Agency Mortage-Backed Obligations (Cost $5,140,931)		5,129,815

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
BBCMS Trust 2021-C10
Series 2021-C10, 1.433%, due 07/17/54 (d)(f)	999,109	97,458
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.890%, due 09/17/53 (d)(f)	997,868	106,389
Benchmark 2021-B29 Mortgage Trust
Series X-A, 1.050%, due 09/17/54 (d)(f)(g)	1,000,000	77,496
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.830%, due 08/15/53 (d)(f)	708,909	69,813
Total Non-Agency Mortage-Backed Obligation Interest-Only Strips (Cost $363,215)		351,156

ASSET-BACKED SECURITIES - 2.0%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29 (d)	76,166	78,389
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29 (d)	50,368	50,446
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27 (d)	100,000	99,971
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 1.684%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (d)(g)(h)	350,000	347,293
Arbor Realty Collateralized Loan Obligation Ltd.
Series C, 1.935%, due 08/15/34 (1 Month U.S. LIBOR + 1.850%) (d)(h)	275,000	275,086
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (d)(g)	150,379	155,281
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25 (d)	200,000	201,371
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35 (d)	240,418	237,277
Greystone CRE Notes 2021-FL3 Ltd.
Series 2021-FL3, 2.084%, due 07/15/39 (1 Month U.S. LIBOR + 2.000%) (d)(g)(h)	275,000	275,172
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (d)(g)	210,494	217,301
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (d)(g)	267,070	263,683
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (d)(g)	204,992	211,901
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31 (d)(g)	200,000	199,871
MF1 2021-FL6 Ltd.
Series 2021-FL6, 1.935%, due 07/18/36 (1 Month U.S. LIBOR + 1.850%) (d)(g)(h)	175,000	175,164
MF1 2021-FL7 Ltd.
Series 2021-FL7, 2.145%, due 10/20/36 (1 Month U.S. LIBOR + 2.050%) (d)(g)(h)	200,000	200,000
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (d)(g)	77,854	76,486
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (d)(g)	108,952	108,834
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (d)(g)	200,000	198,355
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (d)(g)	100,000	99,714
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (d)(g)	150,000	149,628
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25 (d)	100,000	100,238
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26 (d)	200,000	201,251
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26 (1 Month U.S. LIBOR + 0.000%) (d)	100,000	100,438
SOFI CONSUMER LN PRGRM 2021-1 B
Series B, 1.300%, due 09/25/30 (d)(f)(g)	350,000	349,995
Sofi Consumer Loan Program 2018-1 Trust
Series B, 3.650%, due 02/25/27 (d)(g)	66,663	67,350
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (d)(g)	350,000	354,474
Sofi Professional Loan Program 2017-C LLC
Series A-1, 0.686%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (d)(g)(h)	110,347	110,409
Sofi Professional Loan Program 2018-B Trust
Series B, 3.340%, due 08/25/47 (d)(g)	133,016	136,316
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (d)(g)	225,000	229,529
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28 (d)	43,086	45,360
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (d)(g)	192,182	190,429
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28 (d)(g)	100,000	100,328
Total Asset-Backed Securities (Cost $5,606,013)		5,607,340

COLLATERALIZED LOAN OBLIGATIONS - 1.4%
Aimco CLO 11 Ltd.
1.426%, due 10/15/31 (3 Month U.S. LIBOR + 1.300%) (d)(g)(h)	400,000	400,028
Aimco CLO 11 Ltd.
Series LTD, 1.506%, due 10/15/31 (3 Month U.S. LIBOR + 1.380%) (d)(g)(h)	400,000	400,104
Benefit Street Partners CLO XIX Ltd.
Series A, 1.476%, due 01/18/33 (3 Month U.S. LIBOR + 1.350%) (d)(g)(h)	350,000	350,411
Benefit Street Partners CLO XXIII Ltd.
Series A-1, 1.293%, due 04/25/34 (3 Month U.S. LIBOR + 1.080%) (d)(g)(h)	250,000	250,156
CIFC Funding 2020-III Ltd.
Series 2020-3, 1.734%, due 10/20/31 (3 Month U.S. LIBOR + 1.600%) (d)(g)(h)	400,000	400,103
CIFC Funding 2021-I Ltd.
Series LTD, 1.235%, due 04/25/33 (3 Month U.S. LIBOR + 1.110%) (d)(g)(h)	250,000	250,000
Marble Point CLO XIV Ltd.
Series FLT, 1.414%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (d)(g)(h)	450,000	450,209
Octagon Investment Partners 32 Ltd.
Series FLT, 1.326%, due 07/16/29 (3 Month U.S. LIBOR + 1.200%) (d)(g)(h)	250,000	250,009
Octagon Investment Partners 48 Ltd.
Series A, 1.634%, due 10/20/31 (3 Month U.S. LIBOR + 1.500%) (d)(g)(h)	400,000	400,074
OHA Credit Funding 4 Ltd.
Series A-1, 1.468%, due 10/22/32 (3 Month U.S. LIBOR + 1.330%) (d)(g)(h)	400,000	400,120
Sound Point CLO XXVII Ltd.
Series 2020-27, 1.825%, due 10/27/31 (3 Month U.S. LIBOR + 1.700%) (d)(g)(h)	400,000	400,151
Total Collateralized Loan Obligations (Cost $3,947,963)		3,951,365

CORPORATE BONDS - 4.0%
Basic Materials - 0.1%
Ecolab, Inc.
4.800%, due 03/24/30 (d)	61,000	73,944
Steel Dynamics, Inc.
1.650%, due 10/15/27 (d)	74,000	73,215
		147,159
Communications - 0.3%
Amazon.com, Inc.
1.500%, due 06/03/30 (d)	100,000	97,421
AT&T, Inc..
2.750%, due 06/01/31 (d)	148,000	151,559
Fox Corp.
3.050%, due 04/07/25 (d)	135,000	143,664
The Walt Disney Co.
2.200%, due 01/13/28 (d)	68,000	70,194
T-Mobile USA, Inc.
3.750%, due 04/15/27 (d)	74,000	81,525
Verizon Communications, Inc.
4.329%, due 09/21/28 (d)	74,000	85,075
2.355%, due 03/15/32 (d)(g)	153,000	150,800
		780,238
Consumer, Cyclical - 0.2%
American Honda Finance Corp.
1.200%, due 07/08/25 (d)	70,000	70,372
Nissan Motor Co. Ltd
4.810%, due 09/17/30 (d)(g)	74,000	83,342
O'Reilly Automotive, Inc.
3.600%, due 09/01/27 (d)	158,000	175,796
Ross Stores, Inc.
4.600%, due 04/15/25 (d)	114,000	127,114
The Home Depot, Inc.
1.500%, due 09/15/28 (d)	103,000	101,944
Walmart, Inc.
1.050%, due 09/17/26 (d)	134,000	133,690
		692,258
Consumer, Non-cyclical - 0.6%
Abbvie, Inc..
3.800%, due 03/15/25 (d)	121,000	130,721
Altria Group, Inc.
3.400%, due 05/06/30 (d)	88,000	92,929
Amgen, Inc.
3.200%, due 11/02/27 (d)	115,000	125,300
Astrazeneca PLC
0.700%, due 04/08/26 (d)	81,000	79,186
Bat International Finance Plc
1.668%, due 03/25/26 (d)	142,000	141,366
Constellation Brands, Inc.
3.700%, due 12/06/26 (d)	88,000	97,168
CVS Health Corp.
3.875%, due 07/20/25 (d)	234,000	256,221
1.750%, due 08/21/30 (d)	148,000	141,848
Global Payments, Inc.
2.650%, due 02/15/25 (d)	78,000	81,476
HCA, Inc.
4.125%, due 06/15/29 (d)	98,000	109,515
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25 (d)	67,000	74,361
PepsiCo., Inc.
2.625%, due 07/29/29 (d)	79,000	83,735
Royalty Pharma PLC
0.750%, due 09/02/23 (d)	59,000	59,090
1.200%, due 09/02/25 (d)	61,000	60,532
1.750%, due 09/02/27 (d)	60,000	59,564
2.200%, due 09/02/30 (d)	84,000	81,947
Triton Container International Ltd
2.050%, due 04/15/26 (d)(g)	119,000	119,408
		1,794,367
Energy - 0.2%
Enterprise Products Operating LLC
2.800%, due 01/31/30 (d)	74,000	77,100
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23 (d)	67,000	69,177
MPLX LP
4.875%, due 12/01/24 (d)	70,000	77,438
2.650%, due 08/15/30 (d)	56,000	56,210
Phillips 66
0.900%, due 02/15/24 (d)	75,000	75,017
Sabine Pass Liquefaction LLC
5.625%, due 03/01/25 (d)	51,000	57,783
		412,725
Financial - 1.8%
Aflac, Inc.
3.250%, due 03/17/25 (d)	80,000	85,981
American International Group, Inc.
3.900%, due 04/01/26 (d)	141,000	156,215
American Tower Corp.
5.000%, due 02/15/24 (d)	66,000	72,460
Assurant, Inc.
4.200%, due 09/27/23 (d)	67,000	71,372
Aviation Capital Group LLC
1.950%, due 09/20/26 (d)(g)	101,000	99,920
Avolon Holdings Funding Ltd
2.875%, due 02/15/25 (d)(g)	78,000	80,202
2.125%, due 02/21/26 (d)(g)	141,000	139,546
Bank Of America Corp.
4.125%, due 01/22/24 (d)	150,000	162,194
4.000%, due 01/22/25 (d)	71,000	77,024
1.734%, due 07/22/27 (SOFR Rate + 0.960%) (d)(f)(h)	318,000	318,862
2.592%, due 04/29/31 (SOFR Rate + 2.150%) (d)(f)(h)	168,000	171,047
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28 (d)(g)	143,000	139,705
Bnp Paribas SA
2.819%, due 11/19/25 (3 Month U.S. LIBOR + 1.111%) (d)(f)(g)(h)	200,000	209,673
Citigroup, Inc.
0.981%, due 05/01/25 (SOFR Rate + 0.669%) (d)(f)(h)	120,000	120,290
4.450%, due 09/29/27 (d)	76,000	86,477
Equinix, Inc.
1.250%, due 07/15/25 (d)	126,000	125,727
2.900%, due 11/18/26 (d)	56,000	59,402
InterContinental Exchange, Inc.
3.750%, due 12/01/25 (d)	90,000	98,958
JP Morgan Chase & Co.
3.875%, due 09/10/24 (d)	183,000	198,791
1.578%, due 04/22/27 (SOFR Rate + 0.885%) (d)(f)(h)	120,000	120,269
1.470%, due 09/22/27 (SOFR Rate + 0.765%) (d)(f)(h)	161,000	159,960
1.953%, due 02/04/32 (SOFR Rate + 1.065%) (d)(f)(h)	69,000	66,438
2.580%, due 04/22/32 (SOFR Rate + 1.250%) (d)(f)(h)	180,000	182,261
Kite Realty Group Lp
4.000%, due 10/01/26 (d)	94,000	101,200
Main Star Cap Corp.
3.000%, due 07/14/26 (d)(f)(g)	137,000	139,762
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23 (d)	67,000	70,969
Morgan Stanley
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (d)(f)(h)	223,000	229,675
0.985%, due 12/10/26 (SOFR Rate + 0.720%) (d)(f)(h)	148,000	145,414
1.593%, due 05/04/27 (SOFR Rate + 0.879%) (d)(f)(h)	160,000	160,415
1.512%, due 07/20/27 (SOFR Rate + 0.858%) (d)(f)(h)	120,000	119,430
2.239%, due 07/21/32 (SOFR Rate + 1.178%) (d)(f)(h)	89,000	87,695
Oaktree Specialty Lending Corp.
2.700%, due 01/15/27 (d)	138,000	138,467
Realty Income Corp.
3.250%, due 01/15/31 (d)	168,000	182,070
Royal Bank Of Canada
1.200%, due 04/27/26 (d)	80,000	79,350
Scentre Group Trust 1 / Scentre Group Trust 2
3.625%, due 01/28/26 (d)(g)	158,000	170,781
The Charles Schwab Corp.
3.300%, due 04/01/27 (d)	46,000	50,134
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26 (SOFR Rate + 0.609%) (d)(f)(h)	80,000	79,105
Wells Fargo & Co.
2.406%, due 10/30/25 (SOFR Rate + 1.087%) (d)(f)(h)	216,000	224,632
XLIT Ltd.
4.450%, due 03/31/25 (d)	74,000	82,099
		5,063,972
Industrial - 0.2%
Amphenol Corp.
2.800%, due 02/15/30 (d)	93,000	97,808
Carrier Global Corp.
2.722%, due 02/15/30 (d)	188,000	194,482
General Electric Co.
3.450%, due 05/01/27 (d)	94,000	103,296
Raytheon Technologies Corp.
3.200%, due 03/15/24 (d)	87,000	92,055
The Boeing Co.
4.875%, due 05/01/25 (d)	76,000	84,610
		572,251
Technology - 0.3%
Apple, Inc.
1.200%, due 02/08/28 (d)	80,000	78,482
Broadcom, Inc.
4.150%, due 11/15/30 (d)	55,000	60,847
DXC Technology Co.
1.800%, due 09/15/26 (d)	60,000	59,879
Fiserv, Inc.
3.850%, due 06/01/25 (d)	54,000	58,917
Intel Corp.
3.700%, due 07/29/25 (d)	55,000	60,203
Microsoft Corp.
2.400%, due 08/08/26 (d)	150,000	159,254
Oracle Corp.
2.950%, due 04/01/30 (d)	200,000	208,829
VMware, Inc.
1.000%, due 08/15/24 (d)	85,000	85,266
		771,677
Utilities - 0.3%
Ameren Illinois Co.
3.800%, due 05/15/28 (d)	70,000	78,075
Duke Energy Corp.
3.150%, due 08/15/27 (d)	150,000	161,255
Entergy Corp.
0.900%, due 09/15/25 (d)	100,000	98,146
Firstenergy Corp.
4.400%, due 07/15/27 (d)	138,000	151,156
Nextera Energy Capital Holdings, Inc.
3.150%, due 04/01/24 (d)	70,000	73,918
Sierra Pacific Power Co.
2.600%, due 05/01/26 (d)	121,000	127,224
Southwestern Electric Power Co.
1.650%, due 03/15/26 (d)	80,000	80,603
The AES Corp.
1.375%, due 01/15/26 (d)	75,000	73,771
		844,148
Total Corporate Bonds (Cost $11,145,916)		11,078,795

AFFILIATED REGISTERED INVESTMENT COMPANIES - 4.3%	Shares
Voya Emerging Markets Hard Currency Debt Fund - Class P	215,268	2,066,570
Voya High Yield Bond Fund - Class P	224,905	1,814,981
Voya High Yield Bond Fund - Class P	66,887	756,496
Voya Investment Grade Credit Fund - Class P	755,814	7,414,540
Total Affiliated Registered Investment Companies (Cost $11,780,017)		12,052,587

Total Investments at Value - 95.1% (Cost $153,430,947)		266,449,424
Other Assets in Excess of Liabilities - 4.9%		13,843,330
Net Assets - 100.0%		$280,292,754

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Represents less than 0.1%.
(d)	Level 2 security.
(e)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $6,781.
(f)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2021.
(g)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2021, the value of these investments was $13,493,022, or 4.1% of total net assets.

(h)	Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2021.
(i)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees. The total value of such securities is $94,741 as of September 30, 2021, representing 0.0% of net assets.

The accompanying Footnotes are an Integral Part of this Schedule of Investments

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
September 30, 2021 (Unaudited)

			Notional	Value/Unrealized
FUTURES CONTRACTS	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	4	12/31/2021	$835,153	$(476)
Total Futures Contracts			$835,153	(476)

The average monthly notional amount of futures contracts purchased during the nine months ended September 30, 2021 was $1,349,472.

				Value/ Unrealized
			Notional	Appreciation
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	(Depreciation)
5-Year U.S. Treasury Note Future	16	12/31/2021	$1,570,908	$10,219
10-Year U.S. Treasury Note Future	20	12/21/2021	2,194,720	28,527
U.S. Treasury Long Bond Future	6	12/21/2021	860,639	19,019
Ultra 10-Year U.S. Treasury Bond Future	17	12/21/2021	1,710,696	37,286
Ultra Long-Term U.S. Treasury Bond Future	4	12/21/2021	469,326	18,157
Total Futures Contracts Sold Short			$6,806,289	$113,208

The average monthly notional amount of futures contracts sold short during the nine months ended September 30, 2021 was $8,828,994.

LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2021 (Unaudited)
Pay/Receive
Total Return
	Reference	on Reference	Financing	Maturity	Payment		Notional	Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Appreciation
Goldman Sachs Bank, USA	Russell 1000 Value Total Return Index	Receive	(U.S. Federal Funds Rate + 0.490%)	11/02/2022	At Maturity	19,134	$ 52,999,821	$ -
Total Total Return Swaps								$ -

The average monthly notional amount of total return swaps during the nine months ended September 30, 2021 was $52,548,449.

LARGE COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2021:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$227,096,359	$-	$-	$227,096,359
U.S. Treasury Obligations	-	848,043	-	848,043
Agency Mortgage-Backed Obligations	-	85,128	-	85,128
Agency Mortgage-Backed Obligations
Interest-Only Strips	-	248,836	-	248,836
Non-Agency Mortgage-Backed Obligations	-	5,035,074	94,741	5,129,815
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	351,156	-	351,156
Asset-Backed Securities	-	5,607,340	-	5,607,340
Collateralized Loan Obligations	-	3,951,365	-	3,951,365
Corporate Bonds	-	11,078,795	-	11,078,795
Affiliated Registered Investment Companies	12,052,587	-	-	12,052,587
Total	$239,148,946	$27,205,737	$94,741	$266,449,424

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$113,208	$-	$-	$113,208
Unrealized appreciation on swap contracts	-	-	-	-
Total Assets	$113,208	$-	$-	$113,208

Liabilities
Unrealized depreciation on futures contracts	$(476)	$-	$-	$(476)
Total Liabilities	$(476)	$-	$-	$(476)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts and swap contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type.The Portfolio held a non-agency mortgage-backed obligation that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $94,741. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Fund has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Growth Portfolio during the nine months ended September 30, 2021, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio during the nine months ended
September 30, 2021 and the value of such investments as of September 30, 2021 were as follows:
Counterparty	Value as of December 31, 2020	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2021	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$ 2,089,744	$ 79,609	$ -	$ -	$ (102,783)	$ 2,066,570	$ 69,375
Voya High Yield Bond Fund - Class P	2,526,256	91,793	(800,000)	20,094	(23,162)	1,814,981	74,339
Voya Investment Grade Credit Fund - Class P	2,468,643	35,227	(1,650,000)	(118,539)	21,165	756,496	23,515
Voya Securitized Credit Fund - Class P	8,303,211	198,974	(1,200,000)	35,020	77,335	7,414,540	171,452
	$ 15,387,854	$ 405,603	$ (3,650,000)	$ (63,425)	$ (27,445)	$ 12,052,587	$ 338,681